Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate accumulated depreciation (in Dollars)	$ 179,491	$ 148,257
Preferred stock, shares authorized (in Shares)	15,000,000	15,000,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock, shares authorized (in Shares)	200,000,000	200,000,000
Common stock, shares issued (in Shares)	90,941,959	91,109,651
Common stock, shares outstanding (in Shares)	90,941,959	91,109,651
Series A Preferred Stock [Member]
Preferred stock, shares authorized (in Shares)	200,000,000	200,000,000
Preferred stock, shares issued (in Shares)	90,941,959	91,109,651
Preferred stock, shares outstanding (in Shares)	90,941,959	91,109,651
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized (in Shares)	240,000	240,000
Preferred stock, shares issued (in Shares)	240,000	240,000
Preferred stock, shares outstanding (in Shares)	240,000	240,000